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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [_] Amendment Number : ________
This Amendment (Check only one.): [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSDC Management, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: Managing Director, MSDC Management, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:

 /s/ Marc R. Lisker, Esq.        New York, NY           February 14, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     32
Form 13F Information Table Value Total: 1,260,620 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
    Column 1         Column 2      Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
------------------ --------------  --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                 Voting Authority
                                               Value     Shrs or  SH/ Put/ Investment  Other   ---------------------
 Name of Issuer    Title of Class   Cusip    (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared None
------------------ --------------  --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
ASIA PACIFIC
  WIRE & CABLE
  CO                ORD            G0535E106    3,795   1,355,415  SH         SOLE             1,355,415    0     0
AUSTRALIA
  ACQUISITION
  CORP              SHS            G06368107    4,200     420,000  SH         SOLE               420,000    0     0
ENERGY XXI          USD UNRS
  (BERMUDA) LTD     SHS            G10082140  118,406   3,714,102  SH         SOLE             3,714,102    0     0
WEATHERFORD
  INTERNATIONAL
  LT                REG SHS        H27013103   57,812   3,948,905  SH         SOLE             3,948,905    0     0
PACIFIC DRILLING
  SA LUXEMBOU       REG SHS        L7257P106   10,397   1,117,912  SH         SOLE             1,117,912    0     0
ANADARKO PETE
  CORP              COM            032511107   75,229     985,579  SH         SOLE               985,579    0     0
ATLAS ENERGY LP     COM UNITS
                    LP             04930A104   90,238   3,713,497  SH         SOLE             3,713,497    0     0
CARBO CERAMICS
  INC               COM            140781105   15,244     123,600  SH PUT     SOLE               123,600    0     0
CITIGROUP INC       COM NEW        172967424   10,518     399,760  SH         SOLE               399,760    0     0
CLEVELAND
  BIOLABS INC       COM            185860103      743     259,933  SH         SOLE               259,933    0     0
ENSCO PLC           SPONSORED
                    ADR            29358Q109   46,232     985,327  SH         SOLE               985,327    0     0
GENERAL MTRS CO     COM            37045V100   17,451     860,935  SH         SOLE               860,935    0     0
GENERAL MTRS CO     JR PFD CNV
                    SRB            37045V209    3,085      90,000  SH         SOLE                90,000    0     0
GENERAL MTRS CO     *W EXP
                    07/10/201      37045V118    9,714     828,124  SH         SOLE               828,124    0     0
GENERAL MTRS CO     *W EXP
                    07/10/201      37045V126    6,476     828,124  SH         SOLE               828,124    0     0
HARVEST
  NATURAL           NOTE
  RESOURCES IN      8.250% 3/0     41754VAA1   12,157   9,000,000 PRN         SOLE                   N/A  N/A   N/A
HARVEST
  NATURAL
  RESOURCES IN      COM            41754V103   12,515   1,695,830  SH         SOLE             1,695,830    0     0
ISHARES TR          RUSSELL
                    2000           464287655  150,966   2,047,000  SH PUT     SOLE             2,047,000    0     0
JPMORGAN
  CHASE & CO        COM            46625H100   11,638     350,000  SH         SOLE               350,000    0     0
JOURNAL
  COMMUNICATIONS
  INC               CL A           481130102   19,497   4,431,109  SH         SOLE             4,431,109    0     0
LAREDO PETE
  HLDGS INC         COM            516806106    7,389     331,364  SH         SOLE               331,364    0     0
LONE PINE RES INC   COM            54222A106   31,272   4,460,988  SH         SOLE             4,460,988    0     0
PDL BIOPHARMA
  INC               COM            69329Y104   34,229   5,520,775  SH         SOLE             5,520,775    0     0
PETROQUEST
  ENERGY INC        COM            716748108    7,238   1,096,700  SH         SOLE             1,096,700    0     0
PLAINS EXPL&
  PRODTN CO         COM            726505100   53,651   1,461,075  SH         SOLE             1,461,075    0     0
SPDR SERIES         S&P OILGAS
  TRUST             EXP            78464A730  215,708   4,093,900  SH PUT     SOLE             4,093,900    0     0
SANDRIDGE
  ENERGY INC        COM            80007P307    5,801     710,935  SH         SOLE               710,935    0     0
SCRIPPS E W CO
  OHIO              CL A NEW       811054402   14,495   1,809,599  SH         SOLE             1,809,599    0     0
SELECT SECTOR       SBI INT-
  SPDR TR           ENERGY         81369Y506  176,890   2,558,800  SH PUT     SOLE             2,558,800    0     0
SPECTRUM
  BRANDS HLDGS
  INC               COM            84763R101   20,621     752,600  SH         SOLE               752,600    0     0
TRW AUTOMOTIVE
  HLDGS CORP        COM            87264S106   13,927     427,200  SH         SOLE               427,200    0     0
ZIOPHARM
  ONCOLOGY INC      COM            98973P101    3,087     700,000  SH         SOLE               700,000    0     0
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